Liquidity and Going Concern (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Liquidity and Going Concern [Line Items]
Working capital	$ (184,853)				$ (184,853)		$ 2,331,221
Cash	15,991				15,991		87,463	$ 72,283
Net loss	$ 3,325,413	$ 704,932	$ (1,809)	$ 146,775	4,030,345	$ 144,966	783,789	1,848,619
Net cash used in operating activities					$ 796,585	$ 556,805	$ 1,324,518	$ 1,961,340
Preferred stock, par value	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Liquidity and Going Concern [Line Items]
Proceeds from issuance of preferred stock and preference stock					$ 8,000,000
Proceeds from sale shares					8,000
Preferred stock, par value	$ 0.001	$ 1,111.11			$ 0.001